Long-term investment (Tables)	6 Months Ended
Sep. 30, 2022
Long-term investment
Summary of long-term investment

	Investment-1	Investment-2	Total
	USD	USD	USD
Balance as of March 31, 2022	282,545	14,673,898	14,956,443
Investments made	—	—	—
Share of Loss of Equity method investees	(19,296)	(85,058)	(104,354)
Foreign currency translation adjustments	(29,061)	(1,549,667)	(1,578,728)
Balance as of September 30, 2022	234,188	13,039,173	13,273,361